                                                     Exhibit (f)

               MONTHLY CERTIFICATEHOLDERS' STATEMENT
                   DISCOVER CARD MASTER TRUST I
                  Series 2002-3 Monthly Statement

               Class A Certificate CUSIP # 25466KEA3
               Class B Certificate CUSIP # 25466KEB1

Distribution Date: March 15, 2007              Month Ending: February 28, 2007

Pursuant to the Series Supplement dated as of May 29, 2002, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on May 30, 2002 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1. Payments to investors in Series 2002-3 on this Distribution Date (per $1000 of Class Initial Investor Interest)

   Series 2002-3                       Total         Interest       Principal

  Class A 28 days at  5.4300000% $4.223333333     $4.223333333      $0.000000000

  Class B 28 days at  5.7300000% $4.456666596     $4.456666596      $0.000000000



  Interest Accrual Period: from and including February 15, 2007 to but excluding March 15, 2007


  LIBOR Determination Date: February 13, 2007




2. Principal Receivables          Beginning               Ending
   for February, 2007             Principal Balances      Principal Balances
   (a)	Aggregate Investor Interest      $26,263,675,000.00    $26,263,675,000.00

        Seller Interest                  $9,950,027,578.78     $9,039,627,839.07

        Total Master Trust              $36,213,702,578.78    $35,303,302,839.07

   (b)	Group One Investor Interest      $26,263,675,000.00    $26,263,675,000.00

   (c)   Group One Investor Interest for
        Interchange Series              $15,451,060,000.00    $15,451,060,000.00

   (d)   Series 2002-3 Investor            $947,369,000.00       $947,369,000.00
   Interest



   (e)  Class A Investor Interest
                                           $900,000,000.00       $900,000,000.00


        Class B Investor Interest
                                            $47,369,000.00        $47,369,000.00


   (f)	Total Master Trust # of Accounts         34,813,413            34,462,095

   (g)	Minimum Principal Receivables Balance at the
        end of the month          (1)                         $28,240,510,752.69

   (h)	Amount by which Master Trust Principal Receivables
        exceed the Minimum Principal Receivables Balance
        at the end of the month                                $7,062,792,086.38
                                        1

3. Allocation of Receivables and other amounts collected during February, 2007



                              Finance Charge       Principal
                                Collections       Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation  $381,404,428.38 $4,869,784,531.84  $35,134,603.80

Seller Allocation              $144,496,553.95 $1,844,936,845.78  $47,212,831.50

(b) Group One Allocation       $381,404,428.38 $4,869,784,531.84  $35,134,603.80

(c) Series 2002-3 Allocation    $13,757,569.70   $175,657,111.24           $0.00



(d)  Class A Allocation         $13,069,691.21   $166,874,255.68           $0.00



     Class B Allocation            $687,878.49     $8,782,855.56           $0.00



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.56%               N/A             N/A


(f) Series 2002-3 Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.56%               N/A           0.00%


                                                                February, 2007

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2007                18.29%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2007                 1.43%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2007                19.73%

(j)	Trust Collections deposited for the month                (2)

                                    Prior Month              February, 2007
                                    $551,303,763.80          $569,942,209.65

4. Information Concerning the Series Principal Funding Account ("SPFA")

                            Deposits into  Deficit Amount
                            the SPFA on this  on this       Ending
              Beginning     Distribution    Distribution     SPFA     Investment
             SPFA Balance        Date           Date       Balance      Income

Series 2002-3   $0.00                    $0.00      $0.00       $0.00      $0.00


5. Information Concerning Amount of Controlled Liquidation Payments

                           Amount Paid on   Deficit Amount on   Total Payments
                                this              this           through this
                         Distribution Date  Distribution Date  Distribution Date
Series 2002-3                  $0.00              $0.00              $0.00

                                            2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                   Deposits into
                                                    the SIFA on
                                                       this            Ending
                         Beginning     Interest    Distribution         SIFA
                         SIFA Balance  Shortfall        Date          Balance
   Series 2002-3             $0.00       $0.00   $4,012,107.84             $0.00


7. Pool Factors for February, 2007
   Class A                                                            1.00000000

   Class B                                                            1.00000000


8. Investor Charged-Off Amount
                                                            Cumulative  Investor
                                            February, 2007  Charged-Off Amount

   (a) Group One                           $110,405,907.26                 $0.00

   (b) Series 2002-3                         $3,982,431.38                 $0.00

   (c) Class A                               $3,783,309.81                 $0.00

       Class B                                 $199,121.57                 $0.00

   (d) As an annualized percentage of
       Principal Receivables at the
       beginning of February, 2007                   5.04%                   N/A


9. Investor Losses for February, 2007

                                                          Per $1,000 of Initial
                                               Total    Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2002-3                            $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00

10. Reimbursement of Investor Losses for February, 2007

                                                         Per $1,000 of Initial
                                                Total  Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2002-3                            $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00
                                        2

11. Aggregate Amount of Unreimbursed Investor Losses for February, 2007

                                                         Per $1,000 of Initial
                                               Total   Series Investor Interest
   (a) Group One                               $0.00                       $0.00

   (b) Series 2002-3                           $0.00                       $0.00

   (c) Class A                                 $0.00                       $0.00

       Class B                                 $0.00                       $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                  $43,772,791.67

   (b) Series 2002-3                                               $1,578,948.33

   (c) Class A                                                     $1,500,000.00

       Class B                                                        $78,948.33

13. Class A Available Subordinated Amount

                                 Prior                  Current
                                 Distribution Date      Distribution Date
   Series 2002-3, Class B

   (a) Total                         $118,421,125.00         $118,421,125.00

   (b) As a percentage of Class A

       Invested Amount                      13.1579%                13.1579%



14. Total Available Credit Enhancement Amounts
                                             Class B Balance    Class B Balance
                                                on Prior           on Current
                                               Distribution      Distribution
                                                   Date               Date
  (a) Maximum Amount                             $71,052,675.00   $71,052,675.00

  (b) Available Amount                           $71,052,675.00   $71,052,675.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                   $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                              $52,337.64

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                             $52,337.64


                                            4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   February, 2007                                             $35,794,396,730.79

                                                             Perecentage
                         Number of       Delinquent          of Ending
                         Delinquent      Amount              Receivables
    	Payment Status     Accounts       Ending Balance       Outstanding

   	30-59 Days           75,194         $378,961,318.90        1.06%

   	60-89 Days           47,547          $270,126,173.05       0.75%

   	90-119 Days          36,392          $223,482,893.32       0.62%

   	120-149 Days         31,838          $204,206,820.83       0.57%

   	150-179 Days         29,794          $198,848,666.61       0.56%

   	180+ Days            0                        $0.00         0.00%

   	Total                220,765       $1,275,625,872.71       3.56%

                                                       (3)
16. Excess Spread applicable to this Distribution Date

                                                                  Annualized
                                                   Amount         Percentage
                 (4)
   (a) Group One                                 $118,468,350.56           5.41%

   (b) Group One three-month rolling
average
                                                  $96,411,834.03           4.57%

   (c) Series 2002-3                 (5)
                                                  $4,131,744.51            5.23%
   (d) Series 2002-3 three-month rolling
average
                                                  $3,532,448.68            4.47%


17. Investor Principal Charge-Offs on this Distribution Date      (6)

                                                     Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2007)                $110,405,907.26         5.04%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2007)                 $18,899,324.02         0.86%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2007)                 $91,506,583.24         4.18%

                                              5

18.  Interest rate swap paid to Discover Financial
Services LLC                                                              Amount
                                                                           $0.00

                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President


______________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 16(a)) or the Series Excess Spread Percentage (Item 16(c)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group and Series Excess Spreads are both less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) Series Excess Spread for this Series is the difference between (a) the sum of Finance Charge Collections and Investment Income for any Class of this Series (see
Item 3(c)), and (b) the sum of (i) the monthly interest for this Series (see 'Deposits into the SIFA on this Distribution Date' in Item 6), (ii) the monthly servicing fee for this Series (see Item 12(b)), (iii) the Investor Charged-Off Amount(see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group
Excess Spread, Series Excess Spread is the amount calculated as described above minus the amount of any payment by the Trust under the Trust's subordinated interest rate swap for this Series. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Series at the beginning of the period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                     MASTER SERVICER'S CERTIFICATE STATEMENT

                          DISCOVER CARD MASTER TRUST I

                         Series 2002-3 Monthly Statement

                                   CREDIT CARD
                            PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of May 29, 2002, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2002-3 Master Trust
 Certificates for the Distribution Date occurring on March 15, 2007:

 1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

 2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

 3. The aggregate amount of Collections processed during
   February, 2007 is equal to                                  $7,240,622,359.95

4. The aggregate amount of Class A Principal Collections
   processed during February, 2007 is equal to                   $166,874,255.68


5. The aggregate amount of Class A Finance Charge Collections
   processed during February, 2007 is equal to                    $13,069,691.21

6. The aggregate amount of Class A Interchange processed
   during February, 2007 is equal to                                       $0.00


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class A Investor Interest is equal to           $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                    $3,801,000.00


                                   1

9. The aggregate amount of Class B Principal Collections
   processed during February, 2007 is equal to                     $8,782,855.56


10.The aggregate amount of Class B Finance Charge Collections
   processed during February, 2007 is equal to                       $687,878.49

11.The aggregate amount of Class B Interchange processed
   during February, 2007 is equal to                                       $0.00


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class B Investor Interest is equal to           $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                      $211,107.84






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of March, 2007.


 Series 2002-3                      DISCOVER BANK
                                    as Master Servicer


                                    By: /S/ Michael F. Rickert
                                    ___________________________________
                                    Vice President, Chief
                                    Financial Officer and
                                    Treasurer


                                   2